Note 2 - Liquidity and Going Concern Assessment	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of liquidity risk [text block]

Note 2. Liquidity and Going Concern Assessment

Management and the Board of Directors have assessed the Company’s ability to continue as a going concern and believe the Company has adequate resources to meet its obligations in the foreseeable future. With the Company’s current financial position, available funding, and projected cash flows, Management and the Board of Directors are confident that the Company will continue its operations for at least the next 12 months, and with our current strategic plans and forecasted cash burn, we have sufficient cash to finance operations into second half of 2027.

Accordingly, the annual report has been prepared on a going concern basis in accordance with applicable accounting standards.

We have considered potential risks and uncertainties, including market conditions, economic factors, and liquidity needs. After reviewing the Company’s financial forecast and access to capital, the Board does not anticipate material uncertainties that would cast significant doubt on the Company’s ability to continue as a going concern.

The Company monitors its funding situation closely to ensure that it has access to sufficient liquidity to meet its forecast cash requirements. Analyses are run to reflect different scenarios including, but not limited to, cash runway, human capital resources and pipeline priorities to identify liquidity risk. This enables Management and the Board of Directors to prepare for new financing transactions and/or adjust the cost base accordingly.

The Company's plan is to balance the funding of cash needs through capital market transactions, such as public offerings, at-the-market (“ATM”) program, warrant exercises or other capital sources in case this is not covered by income from potential collaborations or licenses, thus assuring continued going concern.

The Company anticipates incurring additional losses until such time, if ever, it can complete its research and development activities and obtain sufficient out-licensing partnerships for its product candidates and generate revenues from such product candidates. Substantial additional financing will be needed by the Company to fund its operations and to continue development of product candidates.

Failure to raise capital or enter into such other arrangements when needed could have a negative impact on the Company’s financial condition and its ability to pursue its business plans and strategies. If the Company is unable to raise additional capital when needed, it could be forced to delay, limit, reduce or terminate its product candidate development or grant rights to develop and market its product candidates.